Application of new and revised IFRS as issued by the IASB (Tables)	12 Months Ended
Dec. 31, 2024
Application of new and revised IFRS as issued by the IASB
Schedule of amendments to IFRS and new interpretations issued by the IASB effective for current year

Effective Date
New, Revised or Amended Standards and Interpretations	Announced by IASB
Amendments to IAS 1 “Classification of Liabilities as Current or Non-current”	January 1, 2024
Amendments to IAS 1 “Non-current Liabilities with Covenants”	January 1, 2024
Amendments to IAS 7 and IFRS 7 “Supplier Finance Arrangement”	January 1, 2024
Amendments to IFRS 16 “Lease Liability in a Sale and Leaseback”	January 1, 2024

Schedule of new and revised standards, amendments and interpretations in issue but not yet effective

Effective Date
New, Revised or Amended Standards and Interpretations	Announced by IASB
Amendments to IFRS 10 and IAS 28 “Sale or Contribution of Assets Between an Investor and Its Associate or Joint Venture”	Effective date to be determined by IASB
Amendments to IAS 21 “Lack of Exchangeability”	January 1, 2025
Amendments to IFRS 9 and IFRS 7 “Amendments to the Classification and Measurement of Financial Instruments”	January 1, 2026
Annual Improvements to IFRS Accounting Standards—Volume 11	January 1, 2026
IFRS 18 “Presentation and Disclosure in Financial Statements”	January 1, 2027
IFRS 19 “Subsidiaries without Public Accountability: Disclosures”	January 1, 2027